Schedule of Investments

March 31, 2020 (unaudited)

Total Return Bond Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 75.9%

Baird Core Plus Bond Fund - Class I		394,640	4,534,417
Dodge & Cox Income Fund		261,464	3,608,208
DoubleLine Total Return Bond Fund - Class I		231,707	2,423,657
Frost Total Return Bond Fund - Class I		54,400	526,593
Guggenheim Total Return Bond Fund - Class I		68,003	1,890,473
iShares Core U.S. Aggregate Bond ETF (4)		80,168	9,248,982
iShares Short Treasury Bond ETF (4)		22,500	2,497,950
PGIM Total Return Bond Fund - Class R6		259,776	3,610,887
Pioneer Bond Fund - Class Y		331,006	3,028,709
Segall Bryant & Hamill Plus Bond Fund - Class I		292,533	3,112,554
Vanguard Short-Term Bond ETF (4)		30,630	2,517,173
Vanguard Total Bond Market ETF (4)		111,149	9,486,567

Total Registered Investment Companies	(Cost	$45,606,421)	46,486,170

Money Market Registered Investment Companies - 3.5%

Meeder Institutional Prime Money Market Fund, 0.75% (2)		2,131,912	2,129,994

Total Money Market Registered Investment Companies	(Cost	$2,129,851)	2,129,994

U.S. Government Obligations - 20.7%

Government National Mortgage Association, 6.50%, due 7/20/2038		51,921	69,488
U.S. Treasury Note, 2.25%, due 1/31/2024		3,863,300	4,146,558
U.S. Treasury Note, 2.625%, due 2/15/2029		1,838,100	2,148,423
U.S. Treasury Note, 1.50%, due 8/15/2026		1,435,200	1,523,611
U.S. Treasury Note, 2.25%, due 11/15/2025		3,032,400	3,332,323
U.S. Treasury Note, 2.125%, due 12/31/2022		1,368,000	1,437,362

Total U.S. Government Obligations	(Cost	$11,750,587)	12,657,765

Total Investments - 100.1%	(Cost	$59,486,859)	61,273,929

Liabilities less Other Assets - (0.1%)		59,376,119.25	(37,521)

Total Net Assets - 100.0%			61,236,408

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,125	11,925
Meeder Dynamic Allocation Fund - Retail Class		2,761	26,174
Meeder Muirfield Fund - Retail Class		1,478	9,563
Meeder Conservative Allocation Fund - Retail Class		334	7,084

Total Trustee Deferred Compensation	(Cost	$60,894)	54,746

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$48,616,164	$-
Level 2 - Other Significant Observable Inputs	12,657,765	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$61,273,929	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(3) Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4) Exchange-traded fund.

(5) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.